Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 6. Stockholders’ Equity

(a) Stock Compensation Plans

The Company’s 1999 Stock Incentive Plan (the “1999 Stock Incentive Plan”), as successor to the 1997 Stock Option Plan (the “1997 Stock Option Plan”), provided for options to purchase shares of the Company’s common stock to be granted to employees, independent contractors, officers, and directors. The plan expired in July 2009. As a result of the termination of all employees on December 31, 2009, the stock options held by employees were cancelled on March 31, 2010.  The only remaining options outstanding as of September 30, 2013, are those held by some of the Company’s current directors.

The Company’s 2010 Stock Incentive Plan (the “2010 Stock Incentive Plan”) provides for options, restricted stock, and other customary forms of equity to be granted to the Company’s directors, officers, employees, and independent contractors. All forms of equity incentive compensation are granted at the discretion of the Company’s Board of Directors (the “Board”) and have a term not greater than 10 years from the date of grant.

The following table summarizes activities under the option plans for the indicated periods:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balances, December 31, 2012	1,680,000	$1.01	8.8	$2,200
Options cancelled and retired	—	—	—	—
Options exercised	—	—	—	—
Options granted	—	—	—	—
Balances, September 30, 2013	1,680,000	$1.01	8.1	$534,600

Options vested and exercisable and expected to be vested and exercisable at September 30, 2013	1,518,900	$1.03	8.0	$478,215
Options vested and exercisable at September 30, 2013	555,000	$1.38	7.0	$140,850

At September 30, 2013, there were no options available for grant under the 1999 Stock Incentive Plan.  At September 30, 2013, there were 2.6 million shares reserved for equity awards under the 2010 Stock Incentive Plan. The Company had $0.1 million of total unrecognized stock based compensation expense for options, net of estimated forfeitures, which will be recognized over the weighted average remaining period of 1.6 years.

The following table summarizes significant ranges of outstanding and exercisable options as of September 30, 2013:

	Options Outstanding, Vested and Exercisable

Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
$0.70	20,000	5.8	$0.70	20,000	$0.70
0.83	1,500,000	8.6	0.83	375,000	0.83
1.24	20,000	4.8	1.24	20,000	1.24
2.65	10,000	4.1	2.65	10,000	2.65
2.67	20,000	3.8	2.67	20,000	2.67
2.95	90,000	2.9	2.95	90,000	2.95
3.50	20,000	3.4	3.50	20,000	3.50
Total	1,680,000	8.1	$1.01	555,000	$1.38

Employee stock-based compensation expense recognized for time-vesting options for the three and nine months ended September 30, 2013, and September 30, 2012, uses the Black-Scholes option pricing model for estimating the fair value of options granted under the Company’s equity incentive plans. Risk-free interest rates for the options were taken from the Daily Federal Yield Curve Rates on the grant dates for the expected life of the options as published by the Federal Reserve. The expected volatility was based upon historical data and other relevant factors such as the Company’s changes in historical volatility and its capital structure, in addition to mean reversion. Employee stock-based compensation expense recognized for market performance-vesting options uses a binomial lattice model for estimating the fair value of options granted under the Company’s equity incentive plans.

In calculating the expected life of stock options, the Company determines the amount of time from grant date to exercise date for exercised options and adjusts this number for the expected time to exercise for unexercised options. The expected time to exercise for unexercised options is calculated from grant as the midpoint between the expiration date of the option and the later of the measurement date or the vesting date. In developing the expected life assumption, all amounts of time are weighted by the number of underlying options.

On January 31, 2012, the Board approved a change in the compensation plan for non-employee directors. In lieu of cash payments to our Board members historically paid for Board service, the Board approved an annual grant of 35,000 shares of restricted common stock for each of our non-executive Board members on January 31 of each year, starting with 2012. The restricted shares fully vest on the first anniversary of the grant and are forfeited if the Board member does not complete the full year of service.

The following table summarizes restricted stock activities under the equity incentive plans for the indicated periods:

	Restricted Shares Outstanding

	Number of Shares	Weighted Average Grant Date Fair Value
Balances, December 31, 2012	1,647,500	$0.38
Shares cancelled and forfeited	—	—
Shares vested	(105,000)	0.82
Shares granted	140,000	0.83
Balances, September 30, 2013	1,682,500	$0.39

Generally for restricted stock granted in 2012 and 2013 under the 2010 Stock Incentive Plan, the Company recognizes compensation expense in accordance with the fair value of such stock as determined on the grant date, amortized over the applicable derived service period using the graded amortization method. The fair value and derived service period of awards with market performance vesting was calculated using a lattice model and included adjustments to the fair value of the Company’s common stock resulting from the vesting conditions being based on the underlying stock price. All 1,682,500 restricted shares are included in the Company’s shares outstanding as of September 30, 2013, but are not included in the computation of basic income (loss) per share as the shares are not yet earned by the recipients. The Company had $0.1 million of unrecognized stock based compensation expense, net of estimated forfeitures, related to restricted shares which will be recognized over the weighted average remaining period of 0.3 years.

The stock-based compensation expense recognized by the Company for the three and nine months ended September 30, 2013, was $71,000 and $203,000, respectively. The stock-based compensation expense recognized by the Company for the three and nine months ended September 30, 2012 was $410,000 and $516,000, respectively.

(b) Non-controlling Interests

SWK HP was formed in December 2012 to acquire a limited partnership interest in Holmdel. SWK Holdings GP acquired a direct general partnership interest in SWK HP, which in turn acquired a limited partnership interest in Holmdel. The total investment by SWK HP was $13 million, of which SWK Holdings GP provided $6 million.  The remaining $7 million was reflected as non-controlling interest in the consolidated statement of stockholders’ equity.  Subject to customary limited partner protections afforded the investors by the terms of the limited partnership agreement, the Company maintains voting and managerial control of SWK HP and therefore includes it in its condensed consolidated financial statements. Changes in the carrying amount of the non-controlling interest in the unaudited condensed consolidated balance sheets for the nine months ended September 30, 2013, is as follows:

Balance at December 31, 2012	$7,000
Add: Income attributable to non-controlling interests	543
Less: Cash distribution to non-controlling interest	(1,815)
Balance at September 30, 2013	$5,728

Note 9. Stockholders’ Equity

(a) Common Stock

The total number of shares of common stock, $0.001 par value, that the Company is authorized to issue is 250,000,000.

(b) Preferred Stock

The Board of Directors may, without further action by the stockholders, issue a series of preferred stock and fix the rights and preferences of those shares, including the dividend rights, dividend rates, conversion rights, exchange rights, voting rights, terms of redemption, redemption price or prices, liquidation preferences, the number of shares constituting any series and the designation of such series. As of December 31, 2013, no shares of preferred stock have been issued.

(c) Stock Compensation Plans

The Company’s 1999 Stock Incentive Plan (the “1999 Stock Incentive Plan”), as successor to the 1997 Stock Option Plan (the “1997 Stock Option Plan”), provided for options to purchase shares of the Company’s common stock to be granted to employees, independent contractors, officers, and directors. The plan expired in July 2009. As a result of the termination of all employees on December 31, 2009, the stock options held by employees were cancelled on March 31, 2010.  The only remaining options outstanding as of December 31, 2013 under the 1999 Stock Incentive Plan are those held by some of the Company’s current directors.

The Company’s 2010 Stock Incentive Plan (the “2010 Stock Incentive Plan”) provides for options, restricted stock, and other customary forms of equity to be granted to the Company’s directors, officers, employees, and independent contractors. All forms of equity incentive compensation are granted at the discretion of the Company’s Board of Directors (the "Board") and have a term not greater than 10 years from the date of grant.

On May 14, 2012, the Board of Directors granted the Company's current CEO and current Managing Director 750,000 stock options each with an exercise price of $0.83. The options are forfeited if not vested within five years from the date of grant, and vest when the average closing stock price of the Company's common stock exceeds certain levels for sixty consecutive calendar days. Twenty-five percent of each award vests when the average closing stock price of the common stock exceeds $1.24, $1.66, $2.07, and $2.49, respectively.  As of December 31, 2013, none of the options associated with this grant had vested.  There were no stock options granted in 2013.  There were no options exercised in 2013 or 2012.

The following table summarizes activities under the option plans for the indicated periods:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balances, December 31, 2011	180,000	$2.52	5.4	$2,400
Options cancelled and retired	-	-
Options exercised	-	-
Options granted	1,500,000	0.83
Balances, December 31, 2012	1,680,000	1.01	8.8	2,200
Options cancelled and retired	-	-
Options exercised	-	-
Options granted	-	-
Balances, December 31, 2013	1,680,000	$1.01	7.8	$458,600

Options vested and exerciseable and expected to be vested and exerciseable at December 31, 2013	1,518,900	$1.03	7.8	$410,270
Options vested and exerciseable at December 31, 2013	180,000	$2.52	3.4	$8,600

At December 31, 2013, there were no options available for grant under the 1999 Stock Incentive Plan, and the Company had no total unrecognized stock-based compensation expense under this Plan.  At December 31, 2013, there were 2.6 million shares reserved for equity awards under the 2010 Stock Incentive Plan and the Company had approximately $0.1 million of total unrecognized stock option expense, net of estimated forfeitures, which will be recognized over the weighted average remaining period of 1.4 years.

The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2013:

	Options Outstanding, Vested and Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
$0.70	20,000	5.5	$0.70	20,000	$0.70
0.83	1,500,000	8.4	0.83	0	0.83
1.24	20,000	4.6	1.24	20,000	1.24
2.65	10,000	3.9	2.65	10,000	2.65
2.67	20,000	3.6	2.67	20,000	2.67
2.95	90,000	2.7	2.95	90,000	2.95
3.50	20,000	3.2	3.50	20,000	3.50
Total	1,680,000	7.8	$1.01	180,000	$2.52

Employee stock-based compensation expense recognized for time-vesting options for the year ended December 31, 2013, and 2012, uses the Black-Scholes option pricing model for estimating the fair value of options granted under the Company's equity incentive plans. Risk-free interest rates for the options were taken from the Daily Federal Yield Curve Rates on the grant dates for the expected life of the options as published by the Federal Reserve. The expected volatility was based upon historical data and other relevant factors such as the Company's changes in historical volatility and its capital structure, in addition to mean reversion. Employee stock-based compensation expense recognized for market performance-vesting options uses a binomial lattice model for estimating the fair value of options granted under the Company's equity incentive plans.

In calculating the expected life of stock options, the Company determines the amount of time from grant date to exercise date for exercised options and adjusts this number for the expected time to exercise for unexercised options. The expected time to exercise for unexercised options is calculated from grant as the midpoint between the expiration date of the option and the later of the measurement date or the vesting date. In developing the expected life assumption, all amounts of time are weighted by the number of underlying options.

On January 31, 2012, the Board of Directors (the “Board”) approved a change in the compensation plan for non-employee directors. In lieu of cash payments to our Board members historically paid for Board service, the Board approved an annual grant of 35,000 shares of restricted common stock for each of our non-executive Board members on January 31 of each year, starting with 2012. The restricted shares fully vest on the first anniversary of the grant and are forfeited if the Board member does not complete the full year of service.

On May 14, 2012, the Board granted the former, Interim Chief Executive Officer, and Interim Chief Financial Officer, 750,000 and 375,000 shares of restricted stock, respectively, in connection with their separation agreements. Shares are forfeited if not vested within five years from the date of the grant, and vest when the Company's average closing stock price exceeds certain levels for sixty consecutive calendar days. Thirty-three percent of each award vests when the average closing stock price of the common stock exceeds $1.66, $2.07, and $2.49, respectively. There is no requisite service period with respect to these grants; therefore the entire grant date fair value of these awards of $345,000 has been expensed during the year ended December 31, 2012.

The following table summarizes restricted stock activities under the equity incentive plans for the indicated periods:

	Restricted Shares Outstanding
	Number of Shares	Weighted Average Grant Date Fair Value
Balances, December 31, 2011	400,000	$0.47
Shares cancelled and forfeited	-	-
Shares vested	-	-
Shares granted	1,247,500	0.36
Balances, December 31, 2012	1,647,500	$0.38
Shares cancelled and forfeited	-	-
Shares vested	(105,000)	0.82
Shares granted	140,000	$0.83
Balances, December 31, 2013	1,682,500	$0.39

For restricted stock granted in 2013 and 2012 under the 2010 Stock Incentive Plan, the Company recognizes compensation expense in accordance with the fair value of such stock as determined on the grant date, amortized over the applicable derived service period using the graded amortization method. The fair value and derived service period of awards with market performance vesting was calculated using a lattice model and included adjustments to the fair value of the Company's common stock resulting from the vesting conditions being based on the underlying stock price. All 1,682,500 restricted shares are included in the Company's shares outstanding as of December 31, 2013, but are not included in the computation of basic income (loss) per share as the shares are not yet earned by the recipients. The Company had $0.1 million of unrecognized stock based compensation expense, net of estimated forfeitures, related to restricted shares which will be recognized over the weighted average remaining period of 0.2 year.

The stock-based compensation expense recognized by the Company for the years ended December 31, 2013, and 2012 was $254,000 and $586,000, respectively.

(d) Non-controlling Interests

As discussed in Note 4, SWK HP has a limited partnership interest in Holmdel.    The total investment by SWK HP was $13,000,000, of which SWK Holdings GP provided $6,000,000.  The remaining $7,000,000 is reflected as non-controlling interest in the consolidated balance sheets and the consolidated statements of stockholders’ equity.   Changes in the carrying amount of the non-controlling interest in the consolidated balance sheet for the year ended December 31, 2013, is as follows:

Balance at December 31, 2012	$7,000
Add: Income attributable to non-controlling interests	1,470
Less: Cash distribution to non-controlling interests	(2,857)
Balance at December 31, 2013	$5,613